CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
General and administrative	$ 9,032,724	$ 14,450,094	$ 15,926,103
External research and development fees	3,859,178	6,910,844	6,328,104
Share-based payments	3,835,475	1,531,258	7,443,930
Depreciation and amortization	2,506,316	4,537,415	4,045,523
Impairment loss	4,555,805	0	0
Total operating expenses	23,789,498	27,429,611	33,743,660
Loss from continuing operations	(23,789,498)	(27,429,611)	(33,743,660)
Interest income	786,363	367,735	1,292
Finance expense, net	299	48,822	69,404
Gain on remeasurement of financial liability	4,939,015	119,453	49,792
Gain on change in fair value of derivative liability	212,256	(521,809)	(682,507)
Loss on changes in fair value of investments	378,425	234,226	858,483
Net loss from continuing operations	(18,230,588)	(26,703,662)	(33,937,956)
Net income (loss) from discontinued operations	0	3,096,834	(1,347,473)
Net loss	(18,230,588)	(23,606,828)	(35,285,429)
Items that may be subsequently reclassified to loss:
Exchange (loss) gain on translation of foreign operations	(235,260)	412,989	31,815
Comprehensive loss	(18,465,848)	(23,193,839)	(35,253,614)
Net loss attributable to:
Equity owners of the Company	(17,902,179)	(23,606,828)	(35,285,429)
Non-controlling interests	328,409	(0)	0
Total Comprehensive loss	$ (18,230,588)	$ (23,606,828)	$ (35,285,429)
Net (loss) income per share
Basic and diluted - continuing operations	$ (0.46)	$ (0.69)	$ (0.97)
Basic and diluted - discontinued operations	$ 0	$ 0.08	$ (0.04)
Weighted average number of shares outstanding - basic and diluted	39,588,663	38,732,381	34,945,210